SEG Partners Long/Short Equity Fund

Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 82.2%		Shares	Value
Banks - 0.4%
Southstate Bank Corp		6,665	$682,030

Building Products - 0.7%
Fortune Brands Innovations, Inc.		19,472	1,053,435

Commercial Services & Supplies - 1.8%
Rollins, Inc.		43,980	2,785,693

Construction & Engineering - 0.8%
Quanta Services, Inc.		2,714	1,288,146

Construction Materials - 5.5%
Martin Marietta Materials, Inc.		13,345	8,700,273

Containers & Packaging - 2.9%
Packaging Corp. of America		20,834	4,636,607

Electronic Equipment, Instruments & Components - 3.6%
Amphenol Corp. - Class A		18,489	2,663,895
CDW Corp./DE		13,918	1,759,096
Teledyne Technologies, Inc. (a)		2,054	1,274,096
			5,697,087
Entertainment - 5.7%
Live Nation Entertainment, Inc. (a)		61,707	8,975,283

Financial Services - 2.7%
Corpay, Inc. (a)		13,806	4,343,782

Health Care Equipment & Supplies - 4.4%
Steris PLC		26,788	7,034,529

Health Care Providers & Services - 4.7%
Labcorp Holdings, Inc.		27,568	7,485,263

Hotels, Restaurants & Leisure - 5.0%
Viking Holdings Ltd. (a) (Bermuda)		109,428	7,895,230

Household Durables - 7.5%
Garmin Ltd. (Switzerland)		12,601	2,540,866
Somnigroup International, Inc.		106,832	9,385,191
			11,926,057
Insurance - 4.8%
Brown & Brown, Inc.		96,238	6,938,760
Cincinnati Financial Corp.		3,914	629,723
			7,568,483
IT Services - 1.4%
Cloudflare, Inc. - Class A (a)		12,659	2,245,074

Life Sciences Tools & Services - 1.7%
Bio-Techne Corp.		42,487	2,722,992

Machinery - 7.5%
Middleby Corp. (a)		32,302	4,753,885
Westinghouse Air Brake Technologies Corp.		31,377	7,221,103
			11,974,988
Metals & Mining - 0.8%
Newmont Corp.		11,465	1,288,093

Real Estate Management & Development - 2.7%
Jones Lang LaSalle, Inc. (a)		12,139	4,344,670
Semiconductors & Semiconductor Equipment - 0.6%
Entegris, Inc.		7,805	921,536

Software - 3.3%
Trimble, Inc. (a)		78,357	5,296,933

Specialty Retail - 10.8%
Dick's Sporting Goods, Inc.		10,493	2,119,586
Signet Jewelers Ltd.		55,913	5,159,092
Tractor Supply Co.		166,154	8,453,916
Williams-Sonoma, Inc.		7,248	1,483,303
			17,215,897
Trading Companies & Distributors - 2.9%
Core & Main, Inc. - Class A (a)		84,556	4,511,908
TOTAL COMMON STOCKS (Cost $116,067,112)			130,593,989

PURCHASED OPTIONS - 2.9% (a)	Notional Amount	Contracts	Value
Call Options - 2.5%
Adobe, Inc., Expiration: 01/21/2028; Exercise Price: $470.00 (b)(c)	146,625	5	14,050
Agilent Technologies, Inc., Expiration: 09/18/2026; Exercise Price: $150.00 (b)(c)	1,070,800	80	56,800
Autodesk, Inc., Expiration: 01/21/2028; Exercise Price: $330.00 (b)(c)	101,148	4	12,800
Builders FirstSource, Inc., Expiration: 01/21/2028; Exercise Price: $100.00 (b)(c)	251,680	22	87,890
CoStar Group, Inc., Expiration: 01/21/2028; Exercise Price: $75.00 (b)(c)	2,127,900	346	377,140
Entegris, Inc., Expiration: 01/21/2028; Exercise Price: $110.00 (b)(c)	377,824	32	124,800
Fortune Brands Innovations, Inc., Expiration: 01/21/2028; Exercise Price: $60.00 (b)(c)	1,103,640	204	214,200
Intuit, Inc., Expiration: 01/21/2028; Exercise Price: $820.00 (b)(c)	598,704	12	36,600
Microsoft Corp., Expiration: 03/20/2026; Exercise Price: $450.00 (b)(c)	1,635,102	38	32,870
Middleby Corp., Expiration: 06/18/2026; Exercise Price: $125.00 (b)(c)	103,019	7	19,495
Mrk Gy 12/17/27 C100, Counterparty: Over the Counter, Expiration: 12/17/2027; Exercise Price: $100.00	1,030,592	69	281,353
Newmont Corp., Expiration: 01/15/2027; Exercise Price: $65.00 (b)(c)	1,977,360	176	897,160
NIKE, Inc., Expiration: 01/21/2028; Exercise Price: $70.00 (b)(c)	574,833	93	92,302
On Holding AG, Expiration: 01/15/2027; Exercise Price: $45.00 (b)(c)	1,610,900	356	332,860
Owens Corning, Expiration: 05/15/2026; Exercise Price: $110.00 (b)(c)	179,760	15	24,450
Polaris, Inc., Expiration: 01/15/2027; Exercise Price: $40.00 (b)(c)	1,353,408	212	544,840
Salesforce, Inc. (b)(c)
Expiration: 03/20/2026; Exercise Price: $230.00	997,763	47	32,665
Expiration: 01/15/2027; Exercise Price: $250.00	594,412	28	58,240
Expiration: 01/21/2028; Exercise Price: $370.00	594,412	28	40,110
ServiceNow, Inc., Expiration: 03/20/2026; Exercise Price: $130.00 (b)(c)	1,603,037	137	38,360
VF Corp., Expiration: 01/15/2027; Exercise Price: $17.50 (b)(c)	2,574,126	1,314	712,845
Workday, Inc. (b)(c)
Expiration: 03/20/2026; Exercise Price: $180.00	597,142	34	34,510
Expiration: 01/21/2028; Exercise Price: $290.00	158,067	9	11,610
Total Call Options			4,077,950

Put Options - 0.4% (b)(c)
Adobe, Inc., Expiration: 01/21/2028; Exercise Price: $175.00	381,225	13	15,535
Autodesk, Inc., Expiration: 01/21/2028; Exercise Price: $155.00	429,879	17	18,360
Bloom Energy Corp., Expiration: 01/15/2027; Exercise Price: $22.00	2,800,345	185	10,175
CoreWeave, Inc., Expiration: 01/15/2027; Exercise Price: $20.00	1,696,058	182	29,302
Eli Lilly & Co., Expiration: 12/18/2026; Exercise Price: $510.00	1,866,870	18	8,442
Intuit, Inc., Expiration: 01/21/2028; Exercise Price: $320.00	399,136	8	18,000
Invesco QQQ Trust Series 1, Expiration: 02/20/2026; Exercise Price: $600.00	9,203,676	148	77,848
Oklo, Inc., Expiration: 01/15/2027; Exercise Price: $20.00	1,353,540	170	12,665
Robinhood Markets, Inc., Expiration: 05/15/2026; Exercise Price: $70.00	3,541,488	356	93,628
ROBLOX Corp., Expiration: 09/18/2026; Exercise Price: $55.00	1,328,352	202	160,085
Salesforce, Inc., Expiration: 01/21/2028; Exercise Price: $140.00	339,664	16	17,800
Strategy, Inc., Expiration: 09/18/2026; Exercise Price: $240.00	179,652	12	120,720
Workday, Inc., Expiration: 01/21/2028; Exercise Price: $110.00	333,697	19	16,150
Total Put Options			598,710
TOTAL PURCHASED OPTIONS (Cost $3,365,324)			4,676,660

TOTAL INVESTMENT ASSETS - 85.1% (Cost $119,432,436)			135,270,649
Other Assets in Excess of Liabilities - 14.9%			23,669,563
TOTAL NET ASSETS - 100.0%			$158,940,212

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.

All securities are United States companies, unless noted otherwise in parentheses.

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Securities Sold Short
January 31, 2026 (Unaudited)

COMMON STOCKS - (56.4)%	Shares	Value
Aerospace & Defense - (0.5)%
Axon Enterprise, Inc.	(903)	$(436,673)
Boeing Co.	(1,246)	(291,215)
		(727,888)
Air Freight & Logistics - (1.1)%
United Parcel Service, Inc. - Class B	(16,271)	(1,728,306)
Automobiles - (1.7)%
Ferrari NV (Italy)	(967)	(322,175)
Mercedes-Benz Group AG (Germany)	(9,060)	(622,876)
Tesla, Inc.	(4,223)	(1,817,622)
		(2,762,673)
Beverages - (1.7)%
Anheuser-Busch InBev SA/NV - ADR (Belgium)	(14,223)	(1,019,504)
Coca-Cola Co.	(13,486)	(1,008,888)
PepsiCo, Inc.	(3,897)	(598,696)
		(2,627,088)
Building Products - (0.8)%
A O Smith Corp.	(10,729)	(788,474)
Lennox International, Inc.	(989)	(489,634)
		(1,278,108)
Capital Markets - (3.8)%
Ares Management Corp. - Class A	(4,660)	(697,462)
Blackstone, Inc.	(16,463)	(2,344,660)
FactSet Research Systems, Inc.	(1,821)	(463,189)
Interactive Brokers Group, Inc. - Class A	(19,736)	(1,477,832)
T Rowe Price Group, Inc.	(10,145)	(1,072,124)
		(6,055,267)
Chemicals - (0.8)%
International Flavors & Fragrances, Inc.	(18,733)	(1,307,751)
Commercial Services & Supplies - (0.9)%
Copart, Inc.	(36,735)	(1,490,706)
Construction & Engineering - (0.4)%
Comfort Systems USA, Inc.	(595)	(679,550)
Consumer Staples Distribution & Retail - (1.4)%
Alimentation Couche-Tard, Inc. (Canada)	(17,240)	(901,881)
Walmart, Inc.	(11,230)	(1,337,942)
		(2,239,823)
Diversified Consumer Services - (0.4)%
Duolingo, Inc.	(4,138)	(554,740)
Electrical Equipment - (1.7)%
Bloom Energy Corp. - Class A	(1,513)	(229,023)
Generac Holdings, Inc.	(6,509)	(1,093,772)
nVent Electric PLC (United Kingdom)	(8,293)	(930,972)
Sensata Technologies Holding PLC	(14,090)	(487,373)
		(2,741,140)
Entertainment - (1.6)%
ROBLOX Corp. - Class A	(27,730)	(1,823,525)
TKO Group Holdings, Inc.	(3,288)	(666,083)
		(2,489,608)
Financials - (0.4)%
Citigroup, Inc.	(5,006)	(579,244)
Food Products - (0.7)%
Mondelez International, Inc. - Class A	(18,584)	(1,086,606)
Ground Transportation - (0.2)%
Ryder System, Inc.	(1,753)	(335,314)
Health Care Equipment & Supplies - (0.8)%
Becton Dickinson & Co.	(3,705)	(753,893)
Dexcom, Inc.	(7,845)	(572,999)
		(1,326,892)
Health Care Providers & Services - (1.4)%
DaVita, Inc.	(10,830)	(1,184,152)
UnitedHealth Group, Inc.	(3,759)	(1,078,570)
		(2,262,722)
Hotels, Restaurants & Leisure - (6.2)%
Airbnb, Inc. - Class A	(14,835)	(1,919,204)
Brinker International, Inc.	(4,450)	(701,854)
Carnival Corp.	(18,544)	(556,691)
Dutch Bros, Inc. - Class A	(16,469)	(895,749)
Norwegian Cruise Line Holdings Ltd.	(21,453)	(471,108)
Restaurant Brands International, Inc.	(11,242)	(753,102)
Royal Caribbean Cruises Ltd.	(2,541)	(824,936)
Starbucks Corp.	(30,172)	(2,774,315)
Yum China Holdings, Inc. (China)	(18,706)	(924,450)
		(9,821,409)
Household Products - (0.6)%
Procter & Gamble Co.	(5,819)	(883,150)
Industrial Conglomerates - (0.4)%
Honeywell International, Inc.	(2,806)	(638,421)
Insurance - (2.5)%
Arthur J Gallagher & Co.	(5,172)	(1,289,742)
Progressive Corp.	(9,624)	(2,001,792)
Selective Insurance Group, Inc.	(7,112)	(597,977)
		(3,889,511)
IT Services - (3.2)%
Accenture PLC - Class A (Ireland)	(6,406)	(1,688,878)
CoreWeave, Inc. - Class A	(12,346)	(1,150,524)
Gartner, Inc.	(10,958)	(2,296,906)
		(5,136,308)
Life Sciences Tools & Services - (0.3)%
Revvity, Inc.	(4,437)	(482,746)
Machinery - (3.1)%
Dover Corp.	(4,336)	(873,661)
Illinois Tool Works, Inc.	(3,703)	(967,446)
Oshkosh Corp.	(6,716)	(965,895)
PACCAR, Inc.	(7,131)	(876,471)
Snap-on, Inc.	(3,380)	(1,237,452)
		(4,920,925)
Media - (1.9)%
Omnicom Group, Inc.	(38,500)	(2,966,040)
Oil, Gas & Consumable Fuels - (3.3)%
Texas Pacific Land Corp.	(15,244)	(5,310,400)
Passenger Airlines - (0.3)%
United Airlines Holdings, Inc.	(4,888)	(500,140)
Personal Care Products - (0.7)%
L'Oreal SA (France)	(2,530)	(1,164,803)
Pharmaceuticals - (0.9)%
Novo Nordisk AS (Denmark)	(24,683)	(1,453,132)

Professional Services - (3.1)%
Automatic Data Processing, Inc.	(14,831)	(3,660,587)
Booz Allen Hamilton Holding Corp.	(6,587)	(582,423)
FTI Consulting, Inc.	(4,199)	(733,439)
		(4,976,449)
Real Estate Management & Development - (0.5)%
Zillow Group, Inc. - Class C	(13,397)	(844,413)
Semiconductors & Semiconductor Equipment - (1.5)%
Infineon Technologies AG (Germany)	(20,178)	(998,842)
ON Semiconductor Corp.	(23,713)	(1,420,172)
		(2,419,014)
Software - (2.5)%
Bentley Systems, Inc. - Class B	(16,352)	(574,282)
Oracle Corp.	(12,015)	(1,977,429)
Palantir Technologies, Inc. - Class A	(2,678)	(392,568)
Procore Technologies, Inc.	(5,478)	(309,452)
Tyler Technologies, Inc.	(1,919)	(708,879)
		(3,962,610)
Specialty Retail - (3.4)%
AutoZone, Inc.	(1,146)	(4,245,117)
Burlington Stores, Inc.	(1,920)	(568,051)
Wayfair, Inc. - Class A	(5,633)	(582,959)
		(5,396,127)
Textiles, Apparel & Luxury Goods - (0.2)%
Tapestry, Inc.	(2,475)	(314,102)
Trading Companies & Distributors - (1.5)%
SiteOne Landscape Supply, Inc.	(6,030)	(865,546)
Watsco, Inc.	(3,130)	(1,209,588)
WESCO International, Inc.	(892)	(258,172)
		(2,333,306)
TOTAL COMMON STOCKS (Proceeds $92,446,335)		(89,686,432)

REAL ESTATE INVESTMENT TRUSTS - (1.2)%	Shares	Value
Specialized REITs - (1.2)%
Iron Mountain, Inc.	(20,860)	(1,921,832)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,841,192)		$(1,921,832)

TOTAL SECURITIES SOLD SHORT - (57.6)% (Proceeds $94,287,527)		$(91,608,264)

Percentages are stated as a percent of net assets.

The Global Industry AE") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial AE is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

All securities are United States companies, unless noted otherwise in parentheses.

SEG Partners Long/Short Equity Fund

Schedule of Investments (continued)
Total Return Swap Contracts
January 31, 2026 (Unaudited)

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)	Footnotes
Aritzia, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-08/05/2026	$2,217,330	$1,054,223
Assurant, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	12/14/2026-02/03/2027	2,099,592	79,603
Azenta, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/09/2027-02/23/2027	203,964	6,654
BJ's Wholesale Club Holdings, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/25/2026	2,089,884	34,058
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40%	10/27/2026-03/02/2027	284,878	6,465
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/18/2026-02/03/2027	2,461,051	445,226
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-02/03/2027	2,185,769	294,209
Casey's General Stores, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-02/03/2027	1,226,950	199,027
CH Robinson Worldwide, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/17/2026-02/03/2027	6,571,765	1,535,760
Clean Harbors, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-02/03/2027	2,834,059	408,522
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-01/05/2027	2,280,078	291,512
EMCOR Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-02/03/2027	5,698,812	1,923,963
ESCO Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/25/2026-02/03/2027	279,965	25,221
GSCBOZVT	Goldman Sachs	Short	Pay	EFFR + (0.35)-(0.33)%	12/29/2026-01/12/2027	(7,719,118)	275,058	(a)
Hubbell, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/09/2027-03/01/2027	1,942,001	29,128
ITT, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-02/03/2027	8,394,550	2,051,620
JPSEETRS	J.P. Morgan Securities, Inc.	Short	Pay	EFFR + 0.20%	02/15/2027	(1,050,849)	116,023	(a)
Lamar Advertising Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/22/2026-01/13/2027	1,133,875	31,133
Lindblad Expeditions Holdings, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027-03/02/2027	83,783	2,196
Markel Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-12/01/2026	7,966,659	397,581
MLSEAIVC	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	11/09/2026-02/03/2027	(1,169,215)	104,596	(a)
MLSEHYPE	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	01/22/2027	(1,385,577)	48,763	(a)
Moog, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/23/2027-03/02/2027	747,802	16,709
Nasdaq, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	07/01/2026-02/03/2027	5,062,503	323,933
On Holding AG	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	12/11/2026-12/29/2026	1,422,796	182,660
Polaris, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-11/03/2026	884,439	324,778
Pop Mart International Group Ltd.	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.35)%	10/23/2026-11/03/2026	(698,884)	170,408	(a)
QXO, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	09/23/2026-02/03/2027	1,877,870	242,331
Service Corp. International/US	Goldman Sachs	Long	Receive	EFFR + 0.40%	09/01/2026-02/03/2027	837,357	25,201
Simpson Manufacturing Co., Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	12/22/2026-02/03/2027	909,710	52,666
St Joe Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	07/07/2026-02/08/2027	1,995,298	418,862
TransDigm Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/09/2027-02/17/2027	1,773,005	27,319
UBSEAISB	UBS	Short	Pay	EFFR + (0.20)%	03/02/2027	(2,393,768)	95,455	(a)
UBSEPCSB	UBS	Short	Pay	EFFR + (0.15)%	01/25/2027-02/03/2027	(1,426,620)	56,208	(a)
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-09/01/2026	924,947	185,451
Watches of Switzerland Group PLC	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/05/2026-02/22/2027	1,344,024	289,400
White Mountains Insurance Group Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-11/30/2026	848,646	30,040
							11,801,960

Reference Entity	Counterparty	Long/Short	Pay/Receive Reference Entity	Financing Rate	Maturity Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)	Footnotes
Assurant, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	01/20/2027-01/26/2027	$294,805	$(2,831)
Azenta, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027	132,270	(303)
Bio-Rad Laboratories, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/15/2027-02/23/2027	410,593	(36,300)
Brunello Cucinelli SpA	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/06/2026-02/24/2027	3,977,934	(817,634)
BWX Technologies, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/01/2026	228,233	(12,829)
CAE, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/23/2027	236,359	(7,079)
Crane Co.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	08/04/2026-03/02/2027	415,323	(15,731)
EMCOR Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/01/2026	374,780	(28,281)
GSCBCORD	Goldman Sachs	Short	Pay	EFFR + (0.15)%	12/01/2026-03/01/2027	(1,412,405)	(85,070)	(a)
GSCBOZVT	Goldman Sachs	Short	Pay	EFFR + (0.33)%	02/03/2027	(523,985)	(4,876)	(a)
GSCBSCHN	Goldman Sachs	Short	Pay	EFFR + (0.20)%	02/09/2027	(979,134)	(44,164)	(a)
GSCBSLTC	Goldman Sachs	Short	Pay	EFFR + (0.33)%	11/17/2026-02/03/2027	(261,455)	(11,544)	(a)
Hubbell, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/02/2027	647,008	(241)
Intel Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	03/02/2027	1,580,073	(47,488)
JPSEFLAG	J.P. Morgan Securities, Inc.	Short	Pay	EFFR + 0.20%	12/07/2026	(7,541,184)	(151,904)	(a)
Kirby Corp.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/09/2027-03/02/2027	695,959	(36,319)
Lamar Advertising Co.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027-02/23/2027	243,661	(6,374)
Liberty Media Corp.-Liberty Formula One	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027-03/02/2027	1,673,221	(52,987)
Markel Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	09/01/2026-02/03/2027	461,185	(23,430)
MLSEHYPE	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.20)%	02/03/2027	(124,658)	(1,380)	(a)
Morningstar, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027	4,288,956	(321,453)
MSSEALCO	Morgan Stanley	Short	Pay	EFFR + (0.15)%	01/25/2027-02/10/2027	(1,431,089)	(69,423)	(a)
Nasdaq, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	08/31/2026-09/09/2026	671,545	(2,725)
On Holding AG	Goldman Sachs	Long	Receive	EFFR + 0.40%	01/05/2027-02/23/2027	1,382,116	(63,318)
Paychex, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	12/25/2026-02/03/2027	6,610,736	(447,306)
Perimeter Solutions, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	01/18/2027-02/03/2027	91,080	(7,351)
Polaris, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/03/2027	163,941	(2,938)
Pop Mart International Group Ltd.	Bank of America Securities, Inc.	Short	Pay	EFFR + (0.35)%	11/09/2026-02/17/2027	(497,665)	(30,957)	(a)
Service Corp. International/US	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	05/04/2026-02/23/2027	5,836,403	(178,276)
Simpson Manufacturing Co., Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/17/2027	148,495	(7,108)
TransDigm Group, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40%	02/23/2027-03/02/2027	729,473	(5,773)
UBSECFRA	UBS	Short	Pay	EFFR + (0.20)%	02/23/2027	(675,124)	(5,209)	(a)
UBSEPCSB	UBS	Short	Pay	EFFR + (0.15)%	02/23/2027	(165,805)	(2,513)	(a)
United States Lime & Minerals, Inc.	Goldman Sachs	Long	Receive	EFFR + 0.40-0.50%	11/03/2026-02/08/2027	184,893	(6,341)
White Mountains Insurance Group Ltd.	Goldman Sachs	Long	Receive	EFFR + 0.40%	01/25/2027	77,707	(2,060)
							$(2,539,516)
Net Unrealized Appreciation (Depreciation)							$9,262,444

There are no upfront payments or receipts associated with total return swaps in the Fund as of January 31, 2026.

EFFR - Effective Federal Funds Rate was 3.64% as of January 31, 2026.

Payment frequency is at the applicable maturity date.

(a) The fund receives the total return on a portfolio of short equity positions.

The following tables represent disclosures associated with a subset of the underlying components of the total return basket swap contract as of period end:

GSCBOZVT
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ABBOTT LABORATORIES	(3,231)	$(353,172)	$39,964	14.8%
AMCOR PLC	(5,613)	(248,390)	(199,168)	(73.7)%
BOSTON SCIENTIFIC CORP	(2,469)	(230,931)	2,859	1.1%
CELSIUS HOLDINGS INC	(1,879)	(98,620)	(33,769)	(12.5)%
CHEESECAKE FACTORY INC/THE	(2,119)	(122,836)	(20,756)	(7.7)%
COCA-COLA CONSOLIDATED INC	(3,122)	(474,729)	(119,845)	(44.4)%
DAVITA INC	(4,283)	(468,339)	156,206	57.8%
DEXCOM INC	(6,390)	(466,753)	10,009	3.7%
DOMINO'S PIZZA INC	(381)	(156,411)	16,759	6.2%
EDWARDS LIFESCIENCES CORP	(3,358)	(273,175)	(24,672)	(9.1)%
GENERAL MILLS INC	(4,251)	(196,635)	16,227	6.0%
HERSHEY CO/THE	(3,594)	(700,016)	(79,645)	(29.5)%
HIMS & HERS HEALTH INC	(4,695)	(127,175)	36,432	13.5%
INSPIRE MEDICAL SYSTEMS INC	(1,597)	(121,007)	103,984	38.5%
INSULET CORP	(1,677)	(429,064)	25,514	9.4%
KEURIG DR PEPPER INC	(7,790)	(213,757)	44,034	16.3%
KRAFT HEINZ CO/THE	(16,667)	(395,674)	93,668	34.7%
MCDONALD'S CORP	(753)	(237,188)	(13,686)	(5.1)%
MEDTRONIC PLC	(3,992)	(411,012)	(62,695)	(23.2)%
MERIT MEDICAL SYSTEMS INC	(935)	(75,811)	14,556	5.4%
MONDELEZ INTERNATIONAL INC-A	(7,609)	(444,879)	56,386	20.9%
MONSTER BEVERAGE CORP	(5,533)	(446,833)	(130,288)	(48.2)%
PEPSICO INC	(2,010)	(308,776)	(31,100)	(11.5)%
RESMED INC	(2,348)	(606,556)	(39,919)	(14.8)%
RESTAURANT BRANDS INTERN	(3,983)	(266,834)	7,213	2.7%
SONOCO PRODUCTS CO	(2,942)	(141,211)	2,170	0.8%
WENDY'S CO/THE	(10,892)	(84,847)	48,362	17.9%
YUM! BRANDS INC	(884)	(137,474)	(8,930)	(3.3)%

JPSEFLAG
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
AAON INC	(2,783)	$(253,419)	$10,644	(7.0)%
AIR PRODUCTS & CHEMICALS INC	(1,472)	(401,014)	(9,715)	6.4%
ALIGNMENT HEALTHCARE INC	(5,302)	(119,445)	(26,653)	17.5%
BRUKER CORP	(11,394)	(504,652)	(97,546)	64.2%
CADENCE DESIGN SYS INC	(665)	(197,176)	30,943	(20.4)%
CHIME FINANCIAL INC-CL A	(19,266)	(489,744)	(91,200)	60.0%
CINTAS CORP	(535)	(102,383)	2,303	(1.5)%
CNH INDUSTRIAL NV	(718)	(7,727)	(97)	0.1%
COCA-COLA CO/THE	(5,498)	(411,332)	(27,124)	17.9%
COGENT COMMUNICATIONS HOLDIN	(4,879)	(118,550)	79,482	(52.3)%
CONSTRUCTION PARTNERS INC-A	(3,268)	(359,099)	34,563	(22.8)%
DELL TECHNOLOGIES -C	(755)	(86,414)	33,278	(21.9)%
EATON CORP PLC	(380)	(133,611)	8,518	(5.6)%
EMERSON ELECTRIC CO	(107)	(15,790)	(1,571)	1.0%
FLUOR CORP	(382)	(17,651)	(882)	0.6%
GENEDX HOLDINGS CORP	(516)	(49,627)	13,984	(9.2)%
HENRY SCHEIN INC	(2,816)	(212,540)	(28,707)	18.9%
HERSHEY CO/THE	(1,565)	(304,777)	(1,245)	0.8%
JACK HENRY & ASSOCIATES INC	(890)	(159,459)	(24,650)	16.2%
KODIAK GAS SERVICES INC	(4,892)	(205,525)	(31,655)	20.8%
MODINE MANUFACTURING CO	(2,643)	(488,103)	(88,495)	58.3%
MONSTER BEVERAGE CORP	(2,196)	(177,326)	(25,158)	16.6%
PALO ALTO NETWORKS INC	(302)	(53,370)	11,213	(7.4)%
PLANET FITNESS INC - CL A	(382)	(34,732)	2,291	(1.5)%
RTX CORP	(308)	(61,819)	(9,963)	6.6%
RUBRIK INC-A	(5,109)	(285,861)	134,539	(88.6)%
SHARPLINK GAMING INC	(17,428)	(154,763)	141,042	(92.8)%
SILGAN HOLDINGS INC	(5,087)	(219,512)	(1,299)	0.9%
SITEONE LANDSCAPE SUPPLY INC	(694)	(99,655)	(14,774)	9.7%
SNOWFLAKE INC	(229)	(44,165)	12,557	(8.3)%
THE CAMPBELL'S COMPANY	(11,434)	(319,927)	29,483	(19.4)%
UNIVERSAL DISPLAY CORP	(1,776)	(203,900)	46,042	(30.3)%
VALVOLINE INC	(1,705)	(55,790)	2,228	(1.5)%
WATERS CORP	(1,240)	(459,658)	(46,525)	30.6%
WATSCO INC	(1,005)	(388,379)	1,812	(1.2)%
WORKIVA INC	(4,609)	(354,982)	49,474	(32.6)%

UBSEAISB
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ADVANCED ENERGY INDUSTRIES	(176)	$(44,918)	$(6,719)	(7.0)%
ADVANCED MICRO DEVICES	(145)	(34,213)	(1,237)	(1.3)%
AMKOR TECHNOLOGY INC	(1,086)	(52,476)	(9,232)	(9.7)%
APPLIED MATERIALS INC	(162)	(52,306)	(10,717)	(11.2)%
ARISTA NETWORKS INC	(277)	(39,312)	(2,924)	(3.1)%
ASTERA LABS INC	(237)	(35,727)	584	0.6%
BLOOM ENERGY CORP- A	(295)	(44,708)	(12,463)	(13.1)%
BROADCOM INC	(105)	(34,898)	2,305	2.4%
CELESTICA INC	(153)	(42,934)	(547)	(0.6)%
CENTRUS ENERGY CORP-CLASS A	(136)	(37,777)	(2,496)	(2.6)%
COMFORT SYSTEMS USA INC	(38)	(43,902)	(6,716)	(7.0)%
COMSTOCK RESOURCES INC	(1,484)	(36,136)	(801)	(0.8)%
CONSTRUCTION PARTNERS INC-A	(335)	(36,838)	(394)	(0.4)%
CORNING INC	(420)	(43,407)	(6,626)	(6.9)%
CREDO TECHNOLOGY GROUP HOLDI	(233)	(29,229)	5,560	5.8%
D-WAVE QUANTUM INC	(1,418)	(30,087)	6,222	6.5%
DYCOM INDUSTRIES INC	(127)	(46,191)	(3,989)	(4.2)%
FABRINET	(84)	(40,961)	(2,921)	(3.1)%
FLEX LTD	(595)	(37,499)	305	0.3%
GE VERNOVA INC	(65)	(47,191)	(6,055)	(6.3)%
IES HOLDINGS INC	(96)	(36,545)	3,625	3.8%
IONQ INC	(738)	(29,510)	6,750	7.1%
IREN LTD	(672)	(36,110)	(5,033)	(5.3)%
KLA CORP	(31)	(44,453)	(5,910)	(6.2)%
LAM RESEARCH CORP	(232)	(54,128)	(15,451)	(16.2)%
LUMENTUM HOLDINGS INC	(147)	(57,775)	(12,785)	(13.4)%
MACOM TECHNOLOGY SOLUTIONS H	(219)	(47,962)	(8,939)	(9.4)%
MARA HOLDINGS INC	(2,597)	(24,675)	5,261	5.5%
MARVELL TECHNOLOGY INC	(419)	(33,063)	3,126	3.3%
MASTEC INC	(188)	(45,105)	(4,951)	(5.2)%
MICRON TECHNOLOGY INC	(153)	(63,391)	(22,838)	(23.9)%
MKS INC	(244)	(57,501)	(17,787)	(18.6)%
MONOLITHIC POWER SYSTEMS INC	(39)	(44,016)	(6,377)	(6.7)%
NEBIUS GROUP NV	(397)	(33,783)	2,327	2.4%
NOVA LTD	(120)	(54,919)	(15,436)	(16.2)%
NRG ENERGY INC	(222)	(33,826)	2,427	2.5%
NVENT ELECTRIC PLC	(336)	(37,688)	(2,081)	(2.2)%
NVIDIA CORP	(193)	(36,919)	(1,433)	(1.5)%
OKLO INC	(337)	(26,810)	4,933	5.2%
ORACLE CORP	(165)	(27,148)	6,395	6.7%
PRIMORIS SERVICES CORP	(304)	(45,082)	(6,576)	(6.9)%
PURE STORAGE INC - CLASS A	(423)	(29,387)	2,869	3.0%
RAMBUS INC	(366)	(41,678)	(5,823)	(6.1)%
RIGETTI COMPUTING INC	(1,322)	(24,030)	9,557	10.0%
SEAGATE TECHNOLOGY HOLDINGS	(132)	(53,861)	(15,500)	(16.2)%
SEMTECH CORP	(522)	(41,638)	(3,929)	(4.1)%
SITIME CORP	(122)	(44,437)	(3,283)	(3.4)%
STERLING INFRASTRUCTURE INC	(98)	(35,174)	(2,625)	(2.8)%
SUPER MICRO COMPUTER INC	(987)	(28,739)	4,439	4.7%
SYMBOTIC INC	(593)	(32,249)	3,698	3.9%
TALEN ENERGY CORP	(102)	(35,514)	1,783	1.9%
TEXAS PACIFIC LAND CORP	(112)	(38,905)	6,869	7.2%
TTM TECHNOLOGIES	(531)	(52,129)	(13,193)	(13.8)%
UBIQUITI INC	(64)	(35,276)	591	0.6%
URANIUM ENERGY CORP	(3,038)	(52,378)	(12,526)	(13.1)%
VERTIV HOLDINGS CO-A	(216)	(40,178)	(3,074)	(3.2)%
VISTRA CORP	(210)	(33,247)	2,692	2.8%
WESCO INTERNATIONAL INC	(140)	(40,560)	(3,683)	(3.9)%
WESTERN DIGITAL CORP	(225)	(56,374)	(16,316)	(17.1)%

UBSEPCSB
Reference Entity	Shares	Notional Value	Net Unrealized Appreciation (Depreciation)	Percentage of Swap Value
ALLSTATE CORP	(4,375)	$(870,482)	$(12,963)	(24.1)%
CNA FINANCIAL CORP	(756)	(36,176)	(1,625)	(3.0)%
HANOVER INSURANCE GROUP INC	(1,051)	(182,971)	(5,726)	(10.7)%
KEMPER CORP	(2,702)	(106,485)	40,458	75.3%
LEMONADE INC	(700)	(60,707)	(21,660)	(40.3)%
MERCURY GENERAL CORP	(1,290)	(112,986)	(17,542)	(32.7)%
PROASSURANCE CORP	(1,448)	(35,066)	(549)	(1.0)%
SAFETY INSURANCE GROUP INC	(225)	(17,712)	(1,095)	(2.0)%
SELECTIVE INSURANCE GROUP	(1,995)	(167,756)	(4,667)	(8.7)%

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

SEG Partners Long/Short Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$130,593,989	$–	$–	$130,593,989
Purchased Options	4,676,660	–	–	4,676,660
Total Investment Assets	$135,270,649	$–	$–	$135,270,649
Equity Swaps*	$–	$11,801,960	$–	$11,801,960
Total Assets at Fair Value	$–	$11,801,960	$–	$11,801,960

Liabilities:
Investments:
Common Stocks	$(89,686,432)	$–	$–	$(89,686,432)
Real Estate Investment Trusts	(1,921,832)	–	–	(1,921,832)
Total Investment Liabilities	$(91,608,264)	$–	$–	$(91,608,264)
Equity Swaps*	$–	$(2,539,516)	$–	$(2,539,516)
Total Liabilities at Fair Value	$–	$(2,539,516)	$–	$(2,539,516)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of January 31, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.